Accrued Liabilities	12 Months Ended
Dec. 31, 2025
Accrued Liabilities [Abstract]
Accrued Liabilities	Accrued Liabilities
Accrued liabilities are comprised of the following:

	December 31,
	2024	2025
Interest on long-term debt	$8,254	$2,610
Vessels’ operating and voyage expenses	2,610	4,480
Commissions	644	378
Interest on derivatives and other finance expenses	104	161
General and administrative expenses	195	229
Total	$11,807	$7,858